Segmented information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment	$ 87	$ 112	$ 68
Reclamation deposit and other	12	12	490
Mineral property interest	0	532	38,875
Assets	7,432	8,257	$ 53,280
Canada [Member]
Property and equipment	83	106
Reclamation deposit and other	12	12
Assets	95	118
Other [Member]
Property and equipment	4	6
Mineral property interest	0	532
Long-term investments	199	151
Assets	$ 203	$ 689